RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, the Company entered into the transactions below with related parties.
(a)Related party transactions under Brookfield agreements
The Company has an outstanding equity commitment in the amount of $2.0 billion from Brookfield to fund future growth, which the Company may draw on from time to time. As of June 30, 2025 and December 31, 2024, there were no amounts drawn under the equity commitment.
The Company has a revolving credit facility with Brookfield under the Brookfield Credit Agreement. Refer to Note 21 for more details.
The following table reflects the related party agreements and transactions involving Brookfield, which includes Brookfield Corporation’s subsidiaries, included in the statements of operations:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2025	2024	2025	2024
Credit agreement fees with Brookfield	$—	$—	$—	$—
Support agreement fees with Brookfield	—	—	—	—
Rights agreement fees to Brookfield	—	—	—	—
Administration fees with Brookfield	2	1	4	5
Investment management fees to Brookfield(1)	55	41	107	62
Licensing agreement fees to Brookfield	—	—	—	—
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(1)The Company had $57 million and $39 million of investment management fees payable to Brookfield as of June 30, 2025 and 2024, respectively, which are included in “Due to related parties” on the statements of financial position. The remaining “Due to related parties” balances as of June 30, 2025 and 2024 are primarily related to accounts and loans payable to Brookfield and its subsidiaries.
(b)Other related party transactions
For the six months ended June 30, 2025, the Company and its subsidiaries, in aggregate, purchased related party investments of $5.6 billion (2024 – $4.2 billion). Investment transactions with related parties are accounted for in the same manner as those with unrelated parties in the financial statements.
As of June 30, 2025, we held investments in related parties of $17.7 billion, which include $3.6 billion of BAM shares, $1.7 billion of our investment in a Brookfield real estate private fund, $1.7 billion of real estate partnerships associated with Brookfield office and retail real estate properties and $1.0 billion of our interest in BBU, to which we apply equity method of accounting (December 31, 2024 – $12.5 billion).
The Company had $310 million of cash on deposit with a wholly-owned subsidiary of Brookfield as of June 30, 2025 (December 31, 2024 – $493 million).